Other liabilities - Schedule of Other Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other liabilities [Abstract]
Lease liabilities	£ 986	£ 1,219
Other creditors and accruals	4,786	5,992
Other liabilities	£ 5,772	£ 7,211